Current Liabilities (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Current Liabilities [Abstract]
Wholesale loan facility	$ 25,593,086	$ 25,669,388	$ 24,688,865
Cash reserve	2,648,529	2,731,094	703,003
Total	$ 28,241,615	$ 28,400,482	$ 25,391,868